Income Taxes - Effective income tax rate reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss Before Taxes	$ (712,087)	$ (441,973)
Statutory rate	34.00%	34.00%
Computed expected tax recovery	$ (242,110)	$ (150,271)
Non-deductible expenses	12149700.00%	6757300.00%
Change in valuation allowance	$ 120,613	$ 82,698
Reported income taxes